UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

MSS Series Trust
The Fallen Angels Income Fund
Schedule of Investments
October 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 73.90%

Consumer Discretionary - 15.01%
5,920	Twenty-First Century Fox, Inc. Class A	269,478
1,485	McDonalds Corp.	262,697
4,040	Starbucks Corp.	235,411
2,415	The Walt Disney Co.	277,314
2,920	Yum! Brands, Inc.	263,997
		1,308,897
Consumer Staples - 7.30%
2,175	Anheuser-Busch InBev SA ADR *	160,907
2,105	PepsiCo, Inc.	236,560
2,720	Philip Morris International, Inc.	239,550
		637,017
Energy - 2.54%
2,780	Exxon Mobil Corp.	221,510

Financials - 10.12%
435	BlackRock, Inc.	178,968
4,790	Charles Schwab, Inc.	221,490
2,125	JP Morgan Chase & Co.	231,668
4,700	Wells Fargo & Co.	250,181
		882,306
Healthcare - 14.17%
2,580	AbbVie, Inc.	200,853
3,400	Gilead Sciences	231,812
1,840	Johnson & Johnson	257,582
2,940	Novartis AG ADR	257,132
6,690	Pfizer, Inc.	288,071
		1,235,450
Industrials - 7.80%
4,030	DOW DuPont	217,298
1,235	Norfolk Southern Corp.	207,270
1,750	Union Pacific Corp.	255,885
		680,453
Information Technology - 15.98%
1,020	Apple, Inc.	223,237
1,010	MasterCard, Inc.	199,647
2,575	Microsoft Corp.	275,036
3,820	Paychex, Inc. *	250,172
3,810	Qualcomm, Inc.	239,611
1,495	Visa, Inc. Class A	206,086
		1,393,788
Services - Computer Programming, Data Processing, Etc. - .99%
502	Red Hat, Inc.	86,163

Transportation - .00%
45,000	Sea Containers Ltd. Class A (Bermuda) †	-

TOTAL FOR COMMON STOCKS (Cost $4,920,894) - 73.90%		6,445,585

CORPORATE BONDS - 11.40%
Consumer Discretionary - 6.96%
220,000	Under Armour, 3.25%, 06/15/2026	192,900
204,000	WYNN, 5.25%, 05/15/2027	184,620
235,000	Yum Brands, 3.75%, 11/01/2021	229,713
		607,232
Information Technology - 2.29%
200,000	Verisign, Inc., 4.625%, 05/01/2023	200,000

Utilities - 2.14%
200,000	Suburban Propane Partners L.P., 5.75%, 03/01/25	187,000

TOTAL FOR CORPORATE BONDS (Cost $1,028,332) - 11.40%		994,232

U.S. GOVERNMENT AGENCIES & OBLICATIONS - 2.86%
250,000	US Treasury, 0.0%, 12/27/2018	249,145

TOTAL FOR U.S. TREASURY BILLS (Cost $248,180) - 2.86%		249,145

PREFERRED SECURITIES - 2.93%
Financials - 2.93%
201	Bank of America, 7.25%,	255,531

TOTAL FOR PREFERRED SECURITIES (Cost $237,954) - 2.93%		255,531

STRUCTURED NOTES - 2.09%

Financials - 2.09%
25,000	JP Morgan Chase & Co., 4.095%, 08/31/28 **	15,969
13,000	Morgan Stanley, 10.00%, 12/31/34	7,280
14,000	Morgan Stanley, 7.15%, 08/30/28 **	14,585
24,000	Morgan Stanley, 7.00%, 09/30/30	24,469
10,000	Morgan Stanley, 0.00%, 08/19/33 **	5,400
5,000	Morgan Stanley, 0.00%, 08/29/34 **	2,800
25,000	Morgan Stanley, 0.00%, 08/19/28 **	14,969
25,000	Morgan Stanley, 4.81%, 09/27/28 **	15,531
22,000	Morgan Stanley, 5.40%, 06/30/34 **	12,375
20,000	Morgan Stanley, 10.00%, 3/31/35 **	11,225
34,000	Natixis U.S. LLC., 0.00%, 08/29/33 **	24,415
10,000	Natixis U.S. LLC., 1.868%, 04/30/34 **	6,589
15,000	Natixis U.S. LLC., 0.00%, 03/31/34 **	8,981
10,000	Natixis U.S. LLC., 5.908%, 10/31/34 **	6,188
10,000	Nomura, 3.54%, 05/30/2034	5,678
10,000	The Bank of Nova Scotia, 0.768%, 08/28/34 (Canada) **	5,739

TOTAL FOR STRUCTURED NOTES (Cost $211,362) - 2.09%		182,193

SHORT TERM INVESTMENTS - 8.74%
761,883	First American Treasury Obligation Fund Class Z 2.07% **	761,883

TOTAL SHORT TERM INVESTMENTS (Cost $761,883) - 8.74%		761,883

TOTAL INVESTMENTS (Cost $7,408,605) - 101.91%		8,888,569

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $122,038) - (1.87%)		(163,373)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(3,623)

NET ASSETS - 100.00%		$ 8,721,573

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2018.

*** At October 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,408,605, amounted to $1,479,964, which consisted of aggregate gross unrealized appreciation of $1,853,896 and aggregate gross unrealized depreciation of $373,932.

MSS Series Trust
The Fallen Angels Income Fund
Notes to Financial Statements
October 31, 2018 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,408,605, amounted to $1,479,964, which consisted of aggregate gross unrealized appreciation of $1,853,896 and aggregate gross unrealized depreciation of $373,932.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of October 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	6,445,585	$0	$0	$6,445,585
Corporate Bonds	$0	994,232	$0	$994,232
Preferred Securities	255,531	$0	$0	$255,531
U.S. Treasury Bills	$0	249,145	$0	$249,145
Structured Notes	$0	182,193	$0	$182,193
Cash Equivalents	761,883	$0	$0	$761,883
Total	$7,463,000	$1,425,569	$0	$8,888,569

Valuation Inputs of Short Equity	Level 1	Level 2	Level 3	Total
Short Equity	163,373	$0	$0	163,373
Total	163,373	$0	$0	$163,373

MSS Series Trust
The Fallen Angels Income Fund
Schedule of Securities Sold Short
October 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS *

Biological Products (No Diagnostic Substances)
1,800	Polarityte, Inc.	27,432

Consumer Discretionary
305	Tesla, Inc.	102,883

Healthcare
2,454	Mimedx Group, Inc.	14,282

Services - Computer Programming, Data Processing. Etc.
800	GDS Holdings, Ltd.	18,776

COMMON STOCKS SOLD SHORT (Proceeds $167,652)		163,373

ADR - American Depository Receipt.
* Non-income producing during the period.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  December 28, 2018

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  December 28, 2018

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  December 28, 2018